                             AIG MONEY MARKET FUND
                                  A Series of
                        THE ADVISORS' INNER CIRCLE FUND

                    Supplement Dated October 15, 1996 to the
                   Class A Prospectus Dated February 28, 1996


Effective October 3, 1996, the Adviser has voluntarily agreed to waive a portion of its fee. As a result of these waivers, the following information replaces the Annual Operating Expenses and Example on page 3 of the Prospectus.

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)           AIG Money Market Fund

                                                               Class A
--------------------------------------------------------------------------
Advisory Fees (after fee waivers) (2)                          .15%
Other Expenses                                                 .17%
--------------------------------------------------------------------------
Total Operating Expenses (after fee waivers)(2)                .32%
--------------------------------------------------------------------------
(2) As restated. The Adviser has, on a voluntary basis, agreed to waive 10 basis points (.10%) of its fee, and to waive additional fees and/or reimburse certain expenses of the Portfolio so that the total expense ratio does not exceed .40%. The Adviser reserves the right to terminate its waiver or any reimbursements at any time upon sixty days' notice to the Portfolio in its sole discretion. Absent waivers, advisory fees for the Class A shares of the Portfolio would be .25%, and total operating expenses, which include advisory fees, would be .42% of the average daily net assets of the Portfolio on an annualized basis.

EXAMPLE

                                                          AIG Money Market Fund
-------------------------------------------------------------------------------
                                          1 year  3 years  5 years  10 years

An investor would pay the following
expenses on a $1,000 investment
assuming (1) 5% annual return and
(2) redemption at the end of each
time period:

                                           $3      $10      $18       $41
-------------------------------------------------------------------------------

The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by shareholders of the Portfolio. The information set forth in the foregoing table and example relates only to the Class A shares. The Portfolio also offers Class B shares which are subject to the same expenses except that they are also subject to certain distribution expenses. Additional information may be found under "The Adviser" and "The Administrator."

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
AIG-A-001-01

                             AIG MONEY MARKET FUND
                                  A Series of
                        THE ADVISORS' INNER CIRCLE FUND

                    Supplement Dated October 15, 1996 to the
                   Class B Prospectus Dated February 28, 1996

Effective October 3, 1996, the Adviser has voluntarily agreed to waive a portion of its fee. As a result of this waiver, the following information replaces the Annual Operating Expenses and Example on pages 4 and 5 of the Prospectus.

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)              AIG Money Market Fund

                                                             Class B
-----------------------------------------------------------------------------
Advisory Fees (after fee waivers) (2)                           .15%
12b-1 Fees                                                      .35%
Other Expenses                                                  .17%
-----------------------------------------------------------------------------
Total Operating Expenses (after fee waivers)(2)                 .67%
-----------------------------------------------------------------------------
(2) As restated. The Adviser has, on a voluntary basis, agreed to waive 10 basis points (.10%) of its fee, and to waive additional fees and/or reimburse certain expenses of the Portfolio so that the total expense ratio does not exceed .75%. The Adviser reserves the right to terminate its waiver or any reimbursements at any time upon sixty days' notice to the Portfolio in its sole discretion. Absent waivers, advisory fees for the Class B shares of the Portfolio would be .25% and total operating expenses, which include advisory fees, would be .77% of the average daily net assets of the Portfolio on an annualized basis.

EXAMPLE

                                                          AIG Money Market Fund
--------------------------------------------------------------------------------
                                             1 year  3 years  5 years  10 years
--------------------------------------------------------------------------------
 An investor would pay the following
 expenses on a $1,000 investment
 assuming (1) 5% annual return and
 (2) redemption at the end of each
 time period:

                       Class B                 $7      $21      $37      $83
--------------------------------------------------------------------------------


The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by shareholders of the Portfolio. The information set forth in the foregoing table and example relates only to the Class B shares. The Portfolio also offers Class A shares which are subject to the same expenses except that they are not subject to distribution fees. Additional information may be found under "The Adviser" and "The Administrator."

Long-term Class B shareholders may eventually pay more than the economic equivalent of the maximum front-end sales charges otherwise permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. (The "NASD").


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
AIG-A-002-01